BETTER 10K - CONVERTIBLE PREFERRED STOCK - Fair Value Assumptions (Details) $ in Thousands	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Feb. 28, 2019 USD ($)	Sep. 30, 2018 USD ($)
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 2,830	$ 3,096	$ 31,997
Preferred Stock Warrants Issued September 2018
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 1,105	$ 1,256	$ 10,364					$ 170
Preferred Stock Warrants Issued September 2018 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares	1.46	1.66	13.70
Preferred Stock Warrants Issued February 2019
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 73	$ 84	$ 689				$ 12
Preferred Stock Warrants Issued February 2019 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares	1.46	1.66	13.70
Preferred Stock Warrants Issued March 2019
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 375	$ 397	$ 4,703			$ 87
Preferred Stock Warrants Issued March 2019 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares	1.00	1.06	12.54
Preferred Stock Warrants Issued April 2019
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 1,170	$ 1,240	$ 14,671		$ 313
Preferred Stock Warrants Issued April 2019 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares	1.00	1.06	12.54
Preferred Stock Warrants Issued March 2020
Class of Warrant or Right [Line Items]
Convertible preferred stock warrants	$ 107	$ 119	$ 1,570	$ 201
Preferred Stock Warrants Issued March 2020 | Stock price
Class of Warrant or Right [Line Items]
Measurement input, warrants | $ / shares	0.80	0.89	11.70